Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended
	Oct. 31, 2026	Sep. 30, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Dividends declared (in USD per share)		$ 0.06
Common stock, par value (in USD per share)		$ 0.01	$ 0.01
Subsequent Event
Subsequent Event [Line Items]
Shares repurchased authorized	$ 800
Common stock, par value (in USD per share)	$ 0.01
Shares repurchased (in shares)	0
Subsequent Event | O 2026 Q4 Dividends
Subsequent Event [Line Items]
Dividend declared date	2026-10
Dividends declared (in USD per share)	$ 0.06
Dividend record date	Nov. 30, 2026
Dividend payable date	Dec. 14, 2026